Concentration and Risks - Schedule of Concentration and Risks (Details)		12 Months Ended
		Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[1]	$ 4,542,669	$ 3,394,865	$ 6,168,565	$ 5,635,667
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[1]	2,089,269	1,553,938	2,983,055
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[2]				2,811,928
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[2]			1,399,173
Supplier Concentration Risk [Member] | Supplier X [Member] | Purchase [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[3]	3,679,941	2,750,124	3,524,287	3,131,654
Supplier Concentration Risk [Member] | Supplier X [Member] | Accounts Payable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[3]	809,796	602,303	997,913
Supplier Concentration Risk [Member] | Supplier Y [Member] | Purchase [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[4]	3,852,349	2,878,969	3,482,538	$ 3,940,606
Supplier Concentration Risk [Member] | Supplier Y [Member] | Accounts Payable [Member]
Schedule of Concentration and Risks [Line Items]
Concentration Risk	[4]	$ 953,941	$ 709,514	$ 843,040

[1]	Customer A is a multinational construction corporation based in Singapore.
[2]	Customer B is a multinational oil & gas corporation based in Singapore
[3]	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
[4]	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China.